Group Information (Details) - Schedule of direct or indirect interests in subsidiaries	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Beijing Kuke Music [Member]
Group Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Principal activities	Distribution of commercial copyrights and provision of music education solutions
Place of registration	PRC
% beneficial interest	100.00%	100.00%
BMF Culture [Member]
Group Information (Details) - Schedule of direct or indirect interests in subsidiaries [Line Items]
Principal activities	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
Place of registration	PRC
% beneficial interest	100.00%	100.00%